STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

December 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Agricultural Products - 7.3%
Archer-Daniels-Midland	235,675		11,880,377
Bunge	189,665		12,438,231
			24,318,608
Copper - 8.4%
First Quantum Minerals	272,467	[a]	4,891,092
Freeport-McMoRan	477,930	[a]	12,435,739
Lundin Mining	739,058		6,560,889
Southern Copper	59,358		3,865,393
			27,753,113
Diversified Metals & Mining - 4.6%
Anglo American	352,057	[a]	11,726,063
MP Materials	108,346	[a,b]	3,485,491
			15,211,554
Electric Utilities - 3.0%
Enel	414,651		4,187,297
Orsted	28,515	[a,c]	5,832,024
			10,019,321
Electrical Components & Equipment - .6%
Array Technologies	44,646	[a,b]	1,926,028
Electronic Equipment & Instruments - 1.1%
Itron	39,808	[a]	3,817,587
Environmental & Facilities Services - 3.8%
Casella Waste Systems, Cl. A	82,275	[a]	5,096,936
Clean Harbors	45,144	[a]	3,435,458
Covanta Holding	322,689		4,236,907
			12,769,301
Fertilizers & Agricultural Chemicals - 10.5%
CF Industries Holdings	270,397		10,467,068
Corteva	312,405		12,096,322
The Mosaic Company	539,409		12,411,801
			34,975,191
Forest Products - 3.3%
Louisiana-Pacific	178,008		6,616,557
Norbord	98,789		4,265,412
			10,881,969
Gold - 15.7%
Alamos Gold, Cl. A	413,940		3,621,975
Barrick Gold	576,191		13,127,142
Coeur Mining	512,631	[a,b]	5,305,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Gold - 15.7% (continued)
Kinross Gold		1,727,021		12,672,147
Newmont		216,591		12,971,635
Sibanye Stillwater		1,136,590	[a]	4,576,962
				52,275,592
Heavy Electrical Equipment - .6%
Nel		603,353	[a]	2,054,811
Integrated Oil & Gas - 6.9%
Equinor		647,067		10,736,539
Petroleo Brasileiro, ADR		1,097,663	[a]	12,140,153
				22,876,692
Oil & Gas Exploration & Production - 19.2%
Cabot Oil & Gas		146,004		2,376,945
CNX Resources		287,210	[a]	3,101,868
Comstock Resources		642,140	[a,b]	2,806,152
ConocoPhillips		352,263		14,086,997
Devon Energy		423,167		6,690,270
EQT		578,769	[a]	7,356,154
Hess		234,859		12,398,207
Pioneer Natural Resources		106,106		12,084,412
Range Resources		417,525	[a,b]	2,797,418
				63,698,423
Oil & Gas Refining & Marketing - 6.7%
Marathon Petroleum		284,343		11,760,426
Valero Energy		184,210		10,420,760
				22,181,186
Renewable Electricity - 1.6%
NextEra Energy Partners		78,890		5,289,575
Steel - 5.9%
ArcelorMittal		606,044	[a]	13,907,832
Steel Dynamics		150,314		5,542,077
				19,449,909
Total Common Stocks (cost $275,475,921)				329,498,860

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,674,795)	0.05	3,674,795	[d]	3,674,795
Total Investments (cost $279,150,716)		100.3%		333,173,655
Liabilities, Less Cash and Receivables		(.3%)		(1,128,477)
Net Assets		100.0%		332,045,178

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2020, the value of the fund’s securities on loan was $7,107,421 and the value of the collateral was $7,383,884, consisting of cash collateral of $3,674,795 and U.S. Government & Agency securities valued at $3,709,089.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $5,832,024 or 1.76% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	276,477,332	53,021,528	††	-	329,498,860
Investment Companies	3,674,795	-		-	3,674,795

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2020, accumulated net unrealized appreciation on investments was $54,022,939, consisting of $63,382,997 gross unrealized appreciation and $9,360,058 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.